UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2020—May 31, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2021
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	42
Liquidity Risk Management	44

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2021
	Beginning Account Value 11/30/2020	Ending Account Value 5/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,022.30	$0.86
Admiral™ Shares	1,000.00	1,022.70	0.45
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Pennsylvania Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2021
Under 1 Year	6.2%
1 - 3 Years	2.2
3 - 5 Years	2.7
5 - 10 Years	11.9
10 - 20 Years	45.4
20 - 30 Years	29.6
Over 30 Years	2.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.5%)
Pennsylvania (99.0%)
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	3,056
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,329
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,758
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,035	2,295
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	1,158
Allegheny County Higher Education Building Authority College & University Revenue VRDO	0.010%	6/1/21	35,050	35,050
Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	29
Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	12
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,400	2,743
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,000	3,731
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	1,500	1,936
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,000	3,722
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	3,200	4,119
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	5,879
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	6,797
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	3,022
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	6,475
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	10,440	12,439
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	7,250	8,614
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	5,000	5,722

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	1,750	2,075
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,000	1,183
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	19,000	21,500
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	21,230	25,674
	Allegheny County PA GO	5.000%	11/1/26	2,540	3,126
	Allegheny County PA GO	4.000%	11/1/30	3,000	3,496
	Allegheny County PA GO	5.000%	12/1/30	1,365	1,578
	Allegheny County PA GO	4.000%	11/1/33	300	360
	Allegheny County PA GO	4.000%	11/1/34	915	1,095
	Allegheny County PA GO	5.000%	12/1/34	1,695	1,956
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,464
	Allegheny County PA GO	5.000%	11/1/41	5,015	6,025
[1]	Allegheny County PA GO, Prere.	5.000%	12/1/22	10,000	10,733
[2]	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,127
	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,127
[3,4]	Allegheny County PA Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	6/1/21	8,200	8,200
	Allegheny County Sanitary Authority Sales Tax Revenue	3.000%	6/1/37	500	552
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	937
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,290
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	3,051
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	6,000	7,119
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,754
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	3,125	3,441
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	4,500	4,937
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/40	3,000	3,282
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	4,250	5,001
[5]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,915
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	3,000	3,731
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/45	2,000	2,396
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	3,047
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	7,485	8,579
[1]	Allentown City School District GO	4.000%	2/15/22	2,835	2,903
[1]	Allentown City School District GO	4.000%	2/15/24	550	597
[5]	Allentown City School District GO	5.000%	2/1/31	4,000	5,189
[5]	Allentown City School District GO	5.000%	2/1/32	3,075	3,976
[5]	Allentown City School District GO	5.000%	6/1/32	1,465	1,732
[5]	Allentown City School District GO	4.000%	2/1/34	1,500	1,786
[5]	Allentown City School District GO	5.000%	2/1/34	1,300	1,671
[5]	Allentown City School District GO	4.000%	2/1/35	1,175	1,396
[5]	Allentown City School District GO	5.000%	6/1/35	2,000	2,350
[5]	Allentown City School District GO	4.000%	2/1/36	1,100	1,304
[5]	Allentown City School District GO	5.000%	6/1/36	1,500	1,759
[3]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	1,965	2,468
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	1,180	1,228
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	250	259
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	11,530	11,925

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	15,595	16,096
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,000	1,188
[5]	Altoona Area School District GO	5.000%	12/1/48	1,500	1,747
[1]	Altoona Area School District GO	4.250%	12/1/49	3,500	3,847
[1]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	3,418
[5]	Armstrong School District GO	5.000%	3/15/31	1,800	2,318
[5]	Armstrong School District GO	3.000%	3/15/32	3,460	3,858
[5]	Armstrong School District GO	3.000%	3/15/33	5,495	6,110
[5]	Armstrong School District GO	3.000%	3/15/34	5,605	6,214
	Avon Grove School District Chester County GO	4.000%	11/15/35	500	603
	Avon Grove School District Chester County GO	4.000%	11/15/36	750	902
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,301
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	1,197
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	836
	Avon Grove School District Chester County GO	4.000%	11/15/40	700	834
[5]	Beaver County PA GO	4.000%	4/15/30	450	532
[5]	Beaver County PA GO, Prere.	4.000%	4/15/28	835	1,010
[5]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	60
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	700	793
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	433
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,775
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	420	473
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	500	559
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	942
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,790
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	1,500	1,671
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/33	2,000	2,035
	Berks County PA GO	4.000%	11/15/24	600	674
	Berks County PA GO	5.000%	11/15/24	500	579
	Berks County PA GO	5.000%	11/15/25	1,545	1,850
[5]	Bermudian Springs School District GO	4.000%	5/1/44	2,500	2,888
	Bethel Park Municipal Authority Sewer Revenue	3.000%	9/1/47	3,210	3,457
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,899
[1]	Blue Mountain School District GO	4.000%	8/1/22	235	245
[1]	Blue Mountain School District GO	4.000%	8/1/23	345	372
[1]	Blue Mountain School District GO	4.000%	8/1/24	360	400
[1]	Blue Mountain School District GO	4.000%	8/1/25	385	439
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/23	125	135
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/24	140	156
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	86
	Bristol Township School District GO	5.250%	6/1/37	3,000	3,286
[5]	Bristol Township School District GO	4.000%	6/1/48	2,000	2,357
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	641
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	1,047
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	3,160
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,268
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	26,700	27,818
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	5,255	5,831
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	6,210
[1]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	0.070%	6/3/21	4,595	4,595

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Butler County General Authority Miscellaneous Revenue VRDO	0.070%	6/3/21	9,420	9,420
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	612
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	570
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	625
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,924
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,572
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	4,430	5,036
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,250	3,668
[4]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	6/3/21	2,300	2,300
[1]	Cambria County PA GO	4.000%	8/1/32	1,000	1,154
[1]	Cambria County PA GO	4.000%	8/1/34	750	862
[1]	Cambria County PA GO	4.000%	8/1/35	700	803
[5]	Canon Mcmillan School District GO	5.000%	12/15/37	3,000	3,419
[1]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,651
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/27	1,530	1,823
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/30	1,135	1,348
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,688
	Capital Region Water Revenue	5.000%	7/15/31	2,350	2,993
	Capital Region Water Revenue	5.000%	7/15/32	1,100	1,398
	Capital Region Water Revenue	5.000%	7/15/35	500	629
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,250
	Capital Region Water Sewer Revenue	5.000%	7/15/31	1,240	1,539
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	620
	Capital Region Water Sewer Revenue	5.000%	7/15/33	1,370	1,697
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,236
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	2,232
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	3,249
	Centennial School District Bucks County GO	5.000%	12/15/33	1,000	1,317
	Centennial School District Bucks County GO	5.000%	12/15/34	1,000	1,313
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	12/1/21	3,000	3,078
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	12/1/21	5,000	5,134
	Central Dauphin School District GO	4.000%	5/15/32	1,000	1,149
	Central Dauphin School District GO	4.000%	5/15/34	1,985	2,273
	Central Dauphin School District GO	4.000%	5/15/35	2,325	2,655
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,136
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,812
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	2,327
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project), Prere.	7.000%	11/15/21	6,930	7,146
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	6,280	6,727
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,213
	Chartiers Valley School District GO, Prere.	5.000%	4/15/25	1,160	1,364
	Chartiers Valley School District GO, Prere.	5.000%	4/15/25	2,750	3,234

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cheltenham Township School District GO	5.000%	3/15/38	4,210	4,861
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	3,304
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,995
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/41	1,450	1,732
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,000	2,298
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	3,678
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,000	4,552
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,000	11,748
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	2,500	3,005
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,267
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	5,000	6,269
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	3,750	4,345
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,000	2,266
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,000	3,387
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/45	2,000	2,256
[5]	Coatesville School District GO	0.000%	10/1/33	1,000	691
	Colonial PA School District GO	3.000%	2/15/39	350	382
	Colonial PA School District GO	3.000%	2/15/40	700	763
	Colonial PA School District GO	3.000%	2/15/41	700	762
	Colonial PA School District GO	3.000%	2/15/44	2,500	2,700
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	283
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,132
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,300
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	2,276
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,325
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,945
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	6,417
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	5,028
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,100	6,315
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	8,648
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,025	12,338
[1,2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	36,550	41,820
	Commonwealth of Pennsylvania COP	5.000%	7/1/29	300	375
	Commonwealth of Pennsylvania COP	5.000%	7/1/30	375	467
	Commonwealth of Pennsylvania COP	5.000%	7/1/31	425	528
	Commonwealth of Pennsylvania COP	5.000%	7/1/34	475	585
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	1,039
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,225
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	1,070

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,220
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	120	120
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	250	251
	Commonwealth of Pennsylvania GO	5.375%	7/1/21	8,000	8,034
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	10,000	10,361
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	230	242
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	175	188
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	4,000	4,313
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	215	239
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	10	11
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	55	62
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	15	17
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	11,446
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	9,875	11,371
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	15,000	17,774
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,687
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	6,240	7,435
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,719
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	10,000	11,140
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	12,010
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	5,000	6,105
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	644
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	11,167
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	3,000	3,766
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	12,269
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	5,000	6,135
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	8,550	10,046
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,000	6,432
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	10,000	10,902
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	10,350	12,099
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	6,290	7,232
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	4,063
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	10,000	10,678
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	10,000	11,040
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	8,750
	Commonwealth of Pennsylvania GO	5.000%	10/15/30	6,650	7,377
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	17,875	20,399
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	2,500	2,907
	Commonwealth of Pennsylvania GO	5.000%	10/15/31	14,955	16,585
	Commonwealth of Pennsylvania GO	4.000%	2/1/32	18,870	21,483
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	11,225	14,156
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	6,996
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	8,000	9,465
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	15,000	16,627
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	6,333
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	20,000	23,801
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	14,350	17,588
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	20,000	23,742
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	2,000	2,245
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	10,000	11,597
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	6,441
[5]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	15,000	17,778
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	27,410	30,917
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	25,000	28,197
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	5,000	5,833

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	25,000	28,108
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	802
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	11,638
[5]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	11,709
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	3,275
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	14,385
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	7,000	6,741
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	7,000	6,693
	Conestoga Valley School District GO	3.000%	2/1/33	1,000	1,090
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,341
	Conestoga Valley School District GO	3.000%	2/1/38	850	917
	Conestoga Valley School District GO	3.000%	2/1/39	1,000	1,077
[5]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,936
[1]	Conrad Weiser Area School District GO	4.000%	9/1/34	3,085	3,613
[1]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	743
	Council Rock School District GO	2.050%	11/15/33	1,085	1,114
	Council Rock School District GO	3.250%	11/15/39	5,010	5,358
	County of Chester PA GO	4.000%	7/15/37	1,185	1,386
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	890
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	950
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,671
	Cumberland County Municipal Authority College & University Revenue	5.000%	11/1/39	4,685	5,707
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,120
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,822
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,678
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	5,000	5,791
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	8,640
	Cumberland Valley School District GO	5.000%	12/1/30	500	587
	Cumberland Valley School District GO	5.000%	12/1/31	750	880
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,178
	Cumberland Valley School District GO	5.000%	12/1/34	1,125	1,317
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,169
[3]	Dauphin County General Authority College & University Revenue	6.250%	10/15/53	5,000	5,746
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	4,242
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,477
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,324
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,450	4,050
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	11,040	11,469
	Delaware County Authority College & University Revenue	5.000%	10/1/34	1,220	1,467
	Delaware County Authority College & University Revenue	5.000%	10/1/35	800	962
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,700
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	5,433
	Delaware County Authority College & University Revenue	5.000%	8/1/40	2,500	2,901

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware County Authority College & University Revenue	5.000%	10/1/42	5,030	6,043
	Delaware County Authority College & University Revenue	5.000%	10/1/46	4,970	5,956
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,355	4,129
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,733
[5]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue	5.000%	11/1/38	1,250	1,376
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/32	3,070	3,790
[5]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,484
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	3,250	3,992
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	1,000	1,227
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	4,288
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	18,930	22,982
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/44	755	946
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	11,500	13,838
[3,4]	Delaware River Joint Toll Bridge Commission Highway Revenue TOB VRDO	0.150%	6/3/21	11,260	11,260
	Delaware River Joint Toll Bridge Commission Highway Revenue, Prere.	5.000%	7/1/25	500	592
	Delaware River Port Authority Highway Revenue	5.000%	1/1/30	3,000	3,883
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	3,500	3,917
	Delaware River Port Authority Highway Revenue	5.000%	1/1/32	2,750	3,534
	Delaware River Port Authority Highway Revenue	5.000%	1/1/33	5,000	5,578
	Delaware River Port Authority Highway Revenue	5.000%	1/1/34	3,500	3,900
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,525
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,000	13,357
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	3,146
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	752
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	5,115	5,689
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	2,276
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/24	3,640	3,892
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/25	2,715	2,897
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	3,305	3,519
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/27	1,000	1,063
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	9,999
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	11,170	14,609
[4]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.050%	6/2/21	3,700	3,700
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,730	4,012
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,445	4,771
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,170	1,253
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,025	1,095
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	865	922
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,000	4,461

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	922
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,227
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	611
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	919
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/45	3,850	4,317
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,405	8,201
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	4,000	4,451
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/30	1,280	1,345
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/35	1,250	1,307
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/45	4,325	4,490
	East Hempfield Township IDA Local or Guaranteed Housing Revenue	5.000%	7/1/30	825	902
	East Hempfield Township IDA Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,750	4,020
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,500	2,762
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,100	2,320
[5]	East Pennsboro Area School District GO	4.000%	10/1/44	2,370	2,730
[5]	East Pennsboro Area School District GO	4.000%	10/1/47	1,750	2,008
[5]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/27	250	278
[5]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	278
	Easton Area School District GO	4.000%	4/1/32	1,450	1,764
	Easton Area School District GO	4.000%	4/1/33	600	728
[4]	Emmaus General Authority Miscellaneous Revenue VRDO	0.030%	6/2/21	5,800	5,800
[1]	Erie City Water Authority Water Revenue	5.000%	12/1/43	1,500	1,854
[5]	Erie City Water Authority Water Revenue	4.000%	12/1/44	2,175	2,538
	Erie Higher Education Building Authority College & University Revenue	4.000%	5/1/36	300	341
	Erie Higher Education Building Authority College & University Revenue	5.000%	5/1/47	955	1,153
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,522
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,599
[1]	Erie School District GO	5.000%	4/1/27	150	184
[1]	Erie School District GO	3.000%	4/1/32	3,360	3,699
[1]	Erie Sewer Authority Lease Revenue	4.000%	12/1/41	3,500	4,037
[5,7]	Fairview School District GO	3.000%	9/15/42	1,290	1,400
[5,7]	Fairview School District GO	3.000%	9/15/43	1,390	1,508
[5,7]	Fairview School District GO	3.000%	9/15/44	1,000	1,085
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,431
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,100	1,186
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	2,300	2,466
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	2,033
[5,7]	Gateway School District Alleghany County GO	3.000%	10/15/35	1,000	1,121
[5,7]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,449

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	5,161
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,297
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	4,400	5,279
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	8,000	9,501
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	5,000	5,617
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	13,000	15,492
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	25,030	28,052
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	16,500	19,214
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	15,000	18,886
	General Authority of Southcentral Pennsylvania College & University Revenue	4.000%	5/1/33	320	377
	General Authority of Southcentral Pennsylvania College & University Revenue	4.000%	5/1/34	560	658
	General Authority of Southcentral Pennsylvania Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,260
	Gettysburg Area School District GO	4.000%	4/1/33	1,085	1,280
	Gettysburg Area School District GO	4.000%	4/1/35	750	879
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,403
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,463
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/41	1,500	1,754
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/44	1,500	1,751
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/48	3,500	4,055
	Hamburg Area School District GO	5.000%	4/1/22	300	312
	Hamburg Area School District GO	5.000%	4/1/23	335	363
	Haverford Township PA GO	3.650%	6/1/48	935	1,030
	Haverford Township School District GO	3.000%	3/1/31	3,920	4,329
	Haverford Township School District GO	3.000%	3/1/32	4,050	4,445
	Haverford Township School District GO	3.000%	3/1/33	4,165	4,541
	Haverford Township School District GO	3.000%	3/1/34	55	60
[4]	Haverford Township School District GO VRDO	0.050%	6/3/21	2,160	2,160
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	2,670	2,931
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	1,025
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	710
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	4,505	5,081
	Lancaster County PA GO	4.000%	11/1/31	375	448
	Lancaster County PA GO	4.000%	11/1/32	300	357
	Lancaster County PA GO	4.000%	11/1/33	375	443
	Lancaster County PA GO	4.000%	11/1/34	500	590
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	10,587
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	792
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	843
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,453
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	807
[4]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	0.020%	6/1/21	1,000	1,000
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.250%	12/15/31	4,235	4,765
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.250%	12/15/32	2,600	2,925
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,000	5,588

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.375%	5/1/23	1,250	1,374
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.750%	5/1/23	2,200	2,434
[5]	Lancaster PA GO	4.000%	11/1/31	1,400	1,661
[5]	Lancaster PA GO	4.000%	11/1/32	2,445	2,893
[5]	Lancaster PA GO	4.000%	11/1/33	2,545	3,004
[5]	Lancaster PA GO	4.000%	11/1/34	2,660	3,133
[5]	Lancaster PA GO	4.000%	11/1/35	2,355	2,768
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	410
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	366
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	396
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	501
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	527
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	635
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	755
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	587
	Latrobe IDA College & University Revenue	4.000%	3/1/46	1,400	1,527
	Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	3,036
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,695	1,632
	Lehigh County Authority Water Revenue	5.000%	12/1/43	6,725	7,424
	Lehigh County Authority Water Revenue	5.125%	12/1/47	1,475	1,629
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	15	17
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	7,735	8,647
	Lehigh County Authority Water Revenue, Prere.	5.125%	12/1/23	1,700	1,906
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,944
[3,4]	Lehigh County General Purpose Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.340%	6/3/21	10,000	10,000
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	5,000	5,184
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,200	9,066
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	29,500	34,120
	Lower Paxton Township PA GO, Prere.	5.000%	4/1/24	15	17
[8]	Luzerne County PA GO	5.250%	12/15/21	905	924
	Lycoming County Authority College & University Revenue	5.000%	7/1/30	5,565	5,587
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	482
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	3,289
	Manheim Township School District GO	4.000%	2/1/31	1,000	1,200
	Manheim Township School District GO	5.000%	2/1/31	1,200	1,414
	Marple Newtown School District GO	3.000%	6/1/44	2,000	2,183
	Mechanicsburg Area School District GO	4.000%	3/1/32	1,580	1,870
	Mechanicsburg Area School District GO	4.000%	3/1/33	1,645	1,926
	Methacton School District GO	4.000%	9/15/41	520	606
	Methacton School District GO	4.000%	9/15/42	565	657
	Methacton School District GO	4.000%	9/15/45	1,000	1,160
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,215	4,950
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,875	6,199
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,918
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,127
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	3,284

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	4,000	4,532
Montgomery County Higher Education and Health Authority College & University Revenue (AICUP Financing Program) PUT	4.000%	5/1/23	1,130	1,187
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,165	1,298
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,334
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	1,108
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,104
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,250	2,586
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,770	2,237
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	32
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,772
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	3,482
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	3,116
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,650	5,214
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	6,825	8,409
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,229
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/48	3,000	3,222
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	5	6
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,677
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	7,450	8,573
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	11,255	12,873
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	4,455	5,513
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	6,471
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/28	3,795	4,327
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,699
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/30	5,000	5,656
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,358
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/36	11,250	12,613

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	2,500	2,826
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	5,115
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	802
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	8,500	9,447
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	3,128
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/46	3,300	3,667
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,730	6,280
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	6,500	7,265
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/21	200	203
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/22	100	105
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23	225	244
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	333
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	284
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	405
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	346
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	229
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	114
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	239
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	255
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	113
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	255
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	418
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	643
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	927
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	790
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	447
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44	1,000	1,157
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49	1,000	1,153
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	6.625%	12/1/21	1,565	1,615

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	4,110	4,278
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	3,892
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,899
[1]	Montour School District GO	5.000%	4/1/40	3,185	3,804
[1]	Moon Area School District GO	4.000%	11/15/31	2,050	2,413
[1]	Moon Area School District GO	4.000%	11/15/32	1,000	1,167
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	1,080
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	3,750
	Moon PA GO	4.000%	11/15/50	3,270	3,804
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,000	6,788
[1]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	2,011
[1]	Mount Union PA Area School District GO	5.000%	9/1/33	1,655	2,099
[1]	Mount Union PA Area School District GO	5.000%	9/1/34	1,740	2,199
[5]	New Kensington-Arnold School District GO	5.000%	5/15/23	2,025	2,198
[5]	New Kensington-Arnold School District GO	5.000%	5/15/24	2,125	2,392
	Norristown Area School District GO	4.000%	9/1/30	1,000	1,159
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,892
	North Allegheny School District GO	3.000%	5/1/33	2,780	3,095
	North Allegheny School District GO	4.000%	5/1/37	1,065	1,274
	North Allegheny School District GO	4.000%	5/1/38	2,345	2,802
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	8,631
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,695
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,974
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	2,000	2,448
	Northampton County General Purpose Authority College & University Revenue VRDO	0.050%	6/3/21	515	515
	Northampton County General Purpose Authority College & University Revenue, Prere.	5.000%	11/1/23	4,000	4,468
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,975	4,794
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,399
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	9,555	10,356
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	8,016
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,613
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	1,795	2,090
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	4,361
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,775	1,815
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,021
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	2,084
	Northampton Township PA GO	3.625%	5/15/39	2,145	2,310

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	1,162
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,350	1,564
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,258
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,406
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,299
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	4,122
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,373
[5]	Northeastern School District/York County GO	3.000%	3/1/33	525	581
[5]	Northeastern School District/York County GO	3.000%	3/1/34	300	331
[5]	Northeastern School District/York County GO	3.000%	3/1/35	250	275
[5]	Northeastern School District/York County GO	3.000%	3/1/38	850	926
[5]	Northeastern School District/York County GO	3.000%	3/1/41	800	866
[5]	Northeastern School District/York County GO	3.000%	3/1/44	2,030	2,184
[5]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	2,283
[5]	Northern Tioga School District GO	5.000%	4/1/31	700	861
[5]	Northern Tioga School District GO	4.000%	4/1/33	500	571
	Palmer Township PA GO	4.000%	5/15/30	1,495	1,647
[5]	Penn Hills School District GO	3.000%	10/1/30	3,030	3,364
[5]	Penn Hills School District GO	3.000%	10/1/31	4,180	4,623
[5]	Penn Hills School District GO	3.000%	10/1/32	2,845	3,137
[5]	Penn Hills School District GO	3.000%	10/1/33	5,015	5,513
	Penn Manor School District GO	5.000%	3/1/32	1,000	1,219
	Penn Manor School District GO	5.000%	3/1/35	800	970
	Penn Manor School District GO	5.000%	3/1/36	1,700	2,056
	Penn Manor School District GO	5.000%	3/1/38	1,250	1,505
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	936
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	3,113
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.500%	1/1/31	3,000	3,375
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	4,377
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	3,768
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	7,101
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,000	5,674
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	8,000	9,074
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/32	2,500	2,874
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	11,405	12,440
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,550	2,023
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,445	1,762
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	2,062

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,500	4,892
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/45	5,000	5,631
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/45	4,000	4,397
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	11,781
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	5,407
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	10,000	11,378
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	2,500	2,948
[3,4]	Pennsylvania GO TOB VRDO	0.080%	6/4/21	3,335	3,335
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,800	3,881
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	2,051
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	4,542
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	2,125	2,478
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,458
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/30	200	257
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/31	4,000	4,583
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	2,148
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/31	295	378
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,750	2,070
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,330	3,795
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/32	3,965	4,536
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/32	230	294
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	4,156
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,310	2,627
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,954
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,536
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	3,445
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,506
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	2,291
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,589
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,636

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,586
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	5,570
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	3,950	5,057
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	2,000	2,554
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/39	5,000	5,691
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,645	1,937
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	10,602
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	7,000	8,015
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/44	1,000	1,159
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,477
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/45	17,800	20,268
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	6,292
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/48	5,000	5,768
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	10,000	11,477
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/21	1,245	1,260
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/27	1,250	1,289
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/42	535	546
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	11,120	11,574
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/22	1,260	1,346
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/23	2,025	2,220
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/23	1,265	1,411
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	750	877
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,180	1,377
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	899
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,695	3,143
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	500	669
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,409
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,629
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	940

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,335
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,245	2,872
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,331
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,150	1,526
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,323
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	11,000	12,756
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	6,000	6,750
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	6,675	7,627
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,400	6,166
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,130	6,487
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/43	4,900	5,868
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	5,000	6,520
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	7,874
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	10,000	12,171
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	14,000	16,209
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	12,010	15,104
[4]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	6/2/21	2,200	2,200
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,637
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	10/1/33	5,000	5,372
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	3,191
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	1,087
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,733	8,613
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	2,058
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	4,920	5,091
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	7,196
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	3,187
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	6,150
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	3,820	3,976
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,610	6,873

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	6,364
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	5,158
[7]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	2,750	2,748
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	3,114
[7]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	3,013
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	6/2/21	11,900	11,900
[3,4]	Pennsylvania Housing Finance Agency Single Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.090%	6/4/21	5,725	5,725
[3,4]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.180%	6/3/21	6,600	6,600
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	7,000	8,160
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	6,900	8,081
	Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	6,033
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	5,728
	Pennsylvania State University College & University Revenue	5.000%	9/1/46	2,070	2,627
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	3,040	3,723
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	9,503
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,000	1,394
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,768
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	4,418
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,205	18,791
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	9,972
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	17,100	21,043
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	2,305	2,777
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,060	8,506
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	5,000	5,936
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,500	3,233
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	9,775	11,287
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	7,090	8,417
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	10,000	11,546
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	9,325	11,645
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	6,479
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,587
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,000	2,300
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,800	11,311
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	500	647
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/33	2,560	3,074
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	1,325	1,620
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	545	646
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	11,329
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	9,000	11,173
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,000	2,296
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	11,534

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/34	4,410	5,298
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,653
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,832
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	5,350
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	6,176
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,283
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,260	1,496
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	12,072
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	7,582
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	4,000	4,588
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,737
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	8,042
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,632
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	9,604
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	3,500	4,007
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	3,594
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	5,345	7,096
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	19,950	23,683
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,100	2,416
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	2,010	2,332
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	7,200	8,388
[5]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	10,220	6,391
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	294
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,721
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	14,500	17,435
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,679
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,275	1,410
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,400	7,315
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,000	6,857
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,890	2,367
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	2,640	3,065
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	14,960	17,543
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	4,700	5,539
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	5,515	7,128
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	5,000	5,994
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	4,095	4,780
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	16,000	19,093
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	8,722
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	12,500	15,381
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	13,750	16,997
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,380	6,260
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,000	5,839
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	5,650	7,121
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	9,400	11,996
[3,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.090%	6/3/21	7,330	7,330
[1,3,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.150%	6/3/21	1,300	1,300
[3,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.230%	6/3/21	6,910	6,910
[3,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.230%	6/3/21	4,140	4,140
[3,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.230%	6/3/21	2,800	2,800
[4]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.040%	6/3/21	1,000	1,000
[9]	Pennsylvania Turnpike Commission Highway Revenue, 4.500% coupon rate effective 12/1/21	0.000%	12/1/34	3,855	4,328
[9]	Pennsylvania Turnpike Commission Highway Revenue, 4.750% coupon rate effective 12/1/21	0.000%	12/1/37	4,060	4,583
[9]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	9,994

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,140	2,295
[1,3,4]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.040%	6/1/21	9,895	9,895
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,779
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	9,492
[3,4]	Peters Township School District Washington County GO TOB VRDO	0.110%	6/4/21	4,780	4,780
[3]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	200	235
[3]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	200	232
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/50	1,425	1,668
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	3,500	4,065
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,000	2,548
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,000	2,541
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	4,750	5,478
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,400	1,628
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,975	2,291
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/40	7,430	8,542
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/40	1,000	1,130
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	13,030	14,890
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/50	2,000	2,231
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,802
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	4,439
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,684
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,495
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,932
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	4,381
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	13,272
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	12,000	14,245
[4]	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	0.050%	6/3/21	190	190
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	960	1,146
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	4,625
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/31	1,130	1,345
	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/37	3,250	3,965

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	7/1/22	10	10
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	1,375	1,463
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/28	1,400	1,704
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,348
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,692
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	1,750	2,054
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/31	3,270	3,956
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	2,000	2,345
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	3,019
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	5,032
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,892
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/36	1,150	1,377
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,441
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,350	1,611
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,437
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,252
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	1,500	1,785
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	7,375	9,454
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,400	1,661
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,550	1,836
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,829
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	6,038
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	5,400	6,343
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	11,800	14,107
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	6,300
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,164
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	3,850	4,033
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	1,000	1,000
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	900	900
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	6/1/21	2,660	2,660
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,345	1,667
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	2,223
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,726
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,625
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	924
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,686
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	3,965	4,753
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,964
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	9,585	11,397
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	6,162
[5]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	10,000	10,617
	Philadelphia PA GO	5.000%	8/1/23	3,800	4,180
	Philadelphia PA GO	5.000%	8/1/26	4,125	5,027
	Philadelphia PA GO	5.000%	2/1/30	2,500	3,268
	Philadelphia PA GO	5.000%	2/1/31	2,500	3,254
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,480
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,701
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,712
	Philadelphia PA GO	5.000%	8/1/32	4,420	5,469
	Philadelphia PA GO	5.250%	7/15/33	3,585	4,023
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,698

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Philadelphia PA GO	5.000%	8/1/35	6,000	7,382
[4]	Philadelphia PA GO VRDO	0.040%	6/3/21	4,350	4,350
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/31	6,210	7,198
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/32	6,440	7,446
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/32	1,000	1,250
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/33	1,765	2,205
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,000	6,724
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,494
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,735	3,652
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,496
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	3,036
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	3,372
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	3,090
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/40	10,000	11,268
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	3,195	4,177
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/43	4,375	4,916
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	5,084
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/45	14,000	15,707
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	5,000	6,461
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,486
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	2,500	3,218
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	4,000	4,859
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,230
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	10,000	12,421
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	10,104
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.125%	1/1/22	9,000	9,261
[6]	Philadelphia Parking Authority Auto Parking Revenue	5.125%	2/15/24	560	562
	Philadelphia Parking Authority Port, Airport & Marina Revenue	5.125%	9/1/29	5,975	5,993
	Philadelphia Redevelopment Authority Lease Revenue	5.000%	4/15/27	2,000	2,337
	Philadelphia Redevelopment Authority Lease Revenue	5.000%	4/15/28	3,000	3,496
[8]	Philadelphia School District GO	5.000%	6/1/26	5,000	6,020
	Philadelphia School District GO	5.000%	9/1/27	2,415	2,853
	Philadelphia School District GO	5.000%	9/1/28	5,000	6,067
	Philadelphia School District GO	5.000%	9/1/29	2,665	3,139
	Philadelphia School District GO	5.000%	9/1/29	5,135	6,211
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,355
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,317
	Philadelphia School District GO	5.000%	9/1/35	2,500	3,002
	Philadelphia School District GO	5.000%	9/1/35	4,240	5,310
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,415
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,748
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,411
	Philadelphia School District GO	5.000%	9/1/37	3,825	4,756
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,742
	Philadelphia School District GO	5.000%	9/1/38	2,000	2,388
[1]	Philadelphia School District GO	4.000%	9/1/43	3,160	3,685
	Philadelphia School District GO	5.000%	9/1/44	10,165	12,739
	Pine-Richland School District GO	4.000%	3/1/35	500	602
	Pine-Richland School District GO	4.000%	3/1/36	1,245	1,496
	Pine-Richland School District GO	4.000%	3/1/37	750	898
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,253
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	624
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,247

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	620
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	619
	Pittsburgh PA GO	4.000%	9/1/31	500	599
	Pittsburgh PA GO	3.000%	9/1/32	500	548
	Pittsburgh PA GO	3.000%	9/1/33	550	601
	Pittsburgh PA GO	4.000%	9/1/34	650	775
	Pittsburgh PA GO	5.000%	9/1/34	50	62
	Pittsburgh PA GO	4.000%	9/1/35	750	876
	Pittsburgh PA GO	5.000%	9/1/35	600	743
	Pittsburgh PA GO	4.000%	9/1/36	875	1,020
	Pittsburgh PA GO	4.000%	9/1/36	840	996
	Pittsburgh PA GO	5.000%	9/1/36	825	1,020
	Pittsburgh PA GO	4.000%	9/1/37	500	590
	Pittsburgh PA GO	4.000%	9/1/38	500	580
	Pittsburgh PA GO	4.000%	9/1/38	800	942
	Pittsburgh PA GO	4.000%	9/1/39	750	880
[5]	Pittsburgh PA GO, Prere.	5.000%	9/1/24	1,150	1,326
	Pittsburgh School District GO	4.000%	9/1/33	1,030	1,206
	Pittsburgh School District GO	4.000%	9/1/34	1,710	1,998
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,259
	Pittsburgh School District GO	4.000%	9/1/35	1,670	1,960
	Pittsburgh School District GO	4.000%	9/1/36	1,220	1,393
	Pittsburgh School District GO	4.000%	9/1/37	1,180	1,345
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,979
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,830	9,719
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	8,426
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,240	1,639
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	4,500	6,071
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,928
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	1,085	1,401
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	950	1,158
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/36	5,000	5,531
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,634
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	1,000	1,101
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	750	822
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/40	5,000	5,524
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/45	2,350	2,779
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/50	2,500	2,946
[5]	Plum Boro PA School District GO, Prere.	5.000%	9/15/23	4,920	5,460
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	5.000%	8/15/40	3,750	4,212
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	1,705	1,840
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	7,491
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	14,405	17,101
	Quaker Valley PA School District GO	5.000%	10/1/31	350	465
	Quaker Valley PA School District GO	5.000%	10/1/32	365	483
	Quaker Valley PA School District GO	5.000%	10/1/33	330	435
	Quaker Valley PA School District GO	5.000%	10/1/34	400	526
	Quaker Valley PA School District GO	5.000%	10/1/35	350	459
	Radnor Township School District GO	4.000%	8/15/38	1,430	1,705
	Radnor Township School District GO	4.000%	8/15/39	1,400	1,664

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Radnor Township School District GO	4.000%	8/15/40	1,250	1,483
[1]	Reading School District GO	5.000%	3/1/38	1,750	2,115
[5]	Schuylkill County Municipal Authority Water Revenue	4.000%	6/15/40	3,650	4,095
[1]	Scott PA GO	3.000%	8/15/34	290	327
[1]	Scott PA GO	3.000%	8/15/38	300	335
[1]	Scott PA GO	3.000%	8/15/42	650	718
[1]	Scott PA GO	3.000%	8/15/46	600	657
[1]	Scott PA GO	3.000%	8/15/50	605	660
	Scranton PA School District GO	4.000%	12/1/40	500	582
	Scranton PA School District GO	4.000%	12/1/45	1,740	2,005
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,925
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/30	1,285	1,573
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/31	1,250	1,525
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,335	1,555
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,370
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,449
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,695	1,962
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,725
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,255
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	6,221
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	11,500	13,175
[3,4]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	6/3/21	4,000	4,000
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	6/1/21	32,850	32,850
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,500	2,855
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,130	1,291
	State College PA Area School District GO	5.000%	5/15/36	375	470
	State College PA Area School District GO	5.000%	5/15/37	680	851
	State College PA Area School District GO	5.000%	5/15/38	400	500
	State College PA Area School District GO	5.000%	3/15/40	3,000	3,452
[5]	State Public School Building Authority College & University Revenue	4.000%	3/1/31	500	591
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	1,025	1,178
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	2,125	2,443
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,510	1,737
[5]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,137
[5]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/29	1,210	1,388
[5]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,206

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Public School Building Authority College & University Revenue, Prere.	5.500%	5/1/23	6,165	6,793
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,545	4,439
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,250
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	3,407
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,410	13,925
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	13,000	15,866
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	5,673
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,939
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	7,269
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/30	3,020	3,684
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,555
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,926
[1]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	415	513
[1]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	480	593
[1]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	650	803
[5]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	5,000	5,168
	Susquehanna Township School District GO	3.000%	5/15/33	1,500	1,655
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	2,009
[5]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,463
[5]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,457
[5]	Trinity Area School District GO	4.000%	1/15/38	3,700	4,245
	Union County Higher Educational Facilities Financing Authority College & University Revenue VRDO	0.040%	6/3/21	540	540
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	3,417
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/48	3,000	3,468
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	5,145
[1]	Upper Allegheny Joint Sanitary Authority Sewer Revenue	3.000%	9/1/39	1,000	1,088
	Upper Merion Area School District GO	5.000%	1/15/34	500	595
	Upper Merion Area School District GO	5.000%	1/15/36	1,620	1,867
	Upper Merion Area School District GO	3.000%	1/15/42	2,000	2,190
	Upper Merion Area School District GO	4.000%	1/15/46	3,000	3,508
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	7,912
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	5,479
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,790
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,414
	West Bradford Township PA GO	4.000%	12/15/40	745	866
	West Bradford Township PA GO	4.000%	12/15/45	1,395	1,606
	West Bradford Township PA GO	4.000%	12/15/49	1,125	1,291
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	3,060

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,428
[5]	West Mifflin School District GO	3.000%	4/1/38	5,920	6,439
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/22	1,000	1,020
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	1,605	1,758
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,661
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,750	1,916
	West Shore PA School District GO	5.000%	11/15/32	600	769
	West Shore PA School District GO	4.000%	11/15/34	640	767
	West Shore PA School District GO	4.000%	11/15/35	540	646
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,313
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,191
	West Shore PA School District GO	4.000%	11/15/38	500	594
	West Shore PA School District GO	4.000%	11/15/40	500	588
	West Shore PA School District GO	4.000%	11/15/45	1,000	1,163
	West Shore PA School District GO	4.000%	11/15/48	1,000	1,162
	West View Municipal Authority Water Revenue	4.000%	11/15/32	1,050	1,238
	West View Municipal Authority Water Revenue	4.000%	11/15/33	1,000	1,175
	West View Municipal Authority Water Revenue	4.000%	11/15/34	1,000	1,171
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,401
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,669
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,798
	West View Municipal Authority Water Revenue	4.000%	11/15/38	1,625	1,863
	West View Municipal Authority Water Revenue	4.000%	11/15/39	1,400	1,601
	West York Area School District GO	5.000%	4/1/33	4,265	4,626
[5]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	8,000	9,202
[5]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	9,189
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	2,775	3,224
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	5,430	6,458
[3]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	7,257
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,710
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,835
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/34	1,000	1,161
[5]	Wilkes-Barre PA Area School District GO	5.000%	8/1/27	1,240	1,531
[5]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	2,272
[5]	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	2,250	2,609
[5]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	2,800	3,236
[5]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,945
[5]	William Penn School District GO	3.000%	11/15/34	2,595	2,824
[5]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,906
	Wyomissing Area School District GO	4.000%	2/1/38	800	925
	York County PA GO	5.000%	6/1/32	2,875	3,326
	York County PA GO	5.000%	6/1/33	1,020	1,179
	York County PA GO	4.000%	3/1/34	3,000	3,521
	York County PA GO, Prere.	5.000%	6/1/23	5,000	5,486
					4,440,402
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	239
[7]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	500	569
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,118

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	756
				2,682
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	831	791
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,269	1,139
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,106	1,792
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,750	1,377
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	10,471	11,592
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,376	1,523
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	85	95
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	120	135
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	295	96
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	1,000	1,138
				19,678
Total Tax-Exempt Municipal Bonds (Cost $4,111,607)				4,462,762
Total Investments (99.5%) (Cost $4,111,607)				4,462,762
Other Assets and Liabilities—Net (0.5%)				21,818
Net Assets (100%)				4,484,580
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Securities with a value of $1,571,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $103,401,000, representing 2.3% of net assets.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Step bond.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	514	63,660	(17)

Short Futures Contracts
Long U.S. Treasury Bond	September 2021	(87)	(13,618)	(36)
Ultra 10-Year U.S. Treasury Note	September 2021	(166)	(24,062)	(100)
Ultra Long U.S. Treasury Bond	September 2021	(110)	(20,378)	(18)
				(154)
				(171)

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,111,607)	4,462,762
Investment in Vanguard	157
Cash	19
Receivables for Accrued Income	50,894
Receivables for Capital Shares Issued	2,455
Other Assets	193
Total Assets	4,516,480
Liabilities
Payables for Investment Securities Purchased	25,326
Payables for Capital Shares Redeemed	2,952
Payables for Distributions	3,312
Payables to Vanguard	191
Variation Margin Payable—Futures Contracts	119
Total Liabilities	31,900
Net Assets	4,484,580
At May 31, 2021, net assets consisted of:

Paid-in Capital	4,129,979
Total Distributable Earnings (Loss)	354,601
Net Assets	4,484,580

Investor Shares—Net Assets
Applicable to 31,815,506 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	388,374
Net Asset Value Per Share—Investor Shares	$12.21

Admiral Shares—Net Assets
Applicable to 335,560,577 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,096,206
Net Asset Value Per Share—Admiral Shares	$12.21

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Interest	62,505
Total Income	62,505
Expenses
The Vanguard Group—Note B
Investment Advisory Services	182
Management and Administrative—Investor Shares	282
Management and Administrative—Admiral Shares	1,553
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—Admiral Shares	66
Custodian Fees	9
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	9
Trustees’ Fees and Expenses	—
Total Expenses	2,123
Net Investment Income	60,382
Realized Net Gain (Loss)
Investment Securities Sold	2,442
Futures Contracts	1,502
Realized Net Gain (Loss)	3,944
Change in Unrealized Appreciation (Depreciation)
Investment Securities	33,572
Futures Contracts	(248)
Change in Unrealized Appreciation (Depreciation)	33,324
Net Increase (Decrease) in Net Assets Resulting from Operations	97,650

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,382	123,385
Realized Net Gain (Loss)	3,944	14,184
Change in Unrealized Appreciation (Depreciation)	33,324	76,243
Net Increase (Decrease) in Net Assets Resulting from Operations	97,650	213,812
Distributions
Investor Shares	(6,121)	(11,986)
Admiral Shares	(66,914)	(122,395)
Total Distributions	(73,035)	(134,381)
Capital Share Transactions
Investor Shares	21,989	(10,392)
Admiral Shares	168,225	200,582
Net Increase (Decrease) from Capital Share Transactions	190,214	190,190
Total Increase (Decrease)	214,829	269,621
Net Assets
Beginning of Period	4,269,751	4,000,130
End of Period	4,484,580	4,269,751

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.14	$11.89	$11.21	$11.56	$11.26	$11.67
Investment Operations
Net Investment Income	.162[1]	.353[1]	.377[1]	.394[1]	.396[1]	.411
Net Realized and Unrealized Gain (Loss) on Investments	.106	.283	.727	(.291)	.355	(.371)
Total from Investment Operations	.268	.636	1.104	.103	.751	.040
Distributions
Dividends from Net Investment Income	(.162)	(.352)	(.377)	(.394)	(.396)	(.411)
Distributions from Realized Capital Gains	(.036)	(.034)	(.047)	(.059)	(.055)	(.039)
Total Distributions	(.198)	(.386)	(.424)	(.453)	(.451)	(.450)
Net Asset Value, End of Period	$12.21	$12.14	$11.89	$11.21	$11.56	$11.26
Total Return[2]	2.23%	5.45%	9.99%	0.91%	6.77%	0.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$388	$364	$368	$308	$323	$314
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.96%	3.23%	3.48%	3.44%	3.47%
Portfolio Turnover Rate	8%	18%	9%	26%	22%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.14	$11.89	$11.21	$11.56	$11.26	$11.67
Investment Operations
Net Investment Income	.167[1]	.363[1]	.386[1]	.403[1]	.408[1]	.423
Net Realized and Unrealized Gain (Loss) on Investments	.106	.282	.728	(.291)	.354	(.371)
Total from Investment Operations	.273	.645	1.114	.112	.762	.052
Distributions
Dividends from Net Investment Income	(.167)	(.361)	(.387)	(.403)	(.407)	(.423)
Distributions from Realized Capital Gains	(.036)	(.034)	(.047)	(.059)	(.055)	(.039)
Total Distributions	(.203)	(.395)	(.434)	(.462)	(.462)	(.462)
Net Asset Value, End of Period	$12.21	$12.14	$11.89	$11.21	$11.56	$11.26
Total Return[2]	2.27%	5.53%	10.08%	0.99%	6.88%	0.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,096	$3,905	$3,632	$3,167	$3,236	$3,076
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.76%	3.04%	3.31%	3.56%	3.54%	3.57%
Portfolio Turnover Rate	8%	18%	9%	26%	22%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Pennsylvania Long-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Pennsylvania Long-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $157,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,462,762	—	4,462,762
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	171	—	—	171
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Pennsylvania Long-Term Tax-Exempt Fund
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,112,293
Gross Unrealized Appreciation	350,586
Gross Unrealized Depreciation	(288)
Net Unrealized Appreciation (Depreciation)	350,298
E.	During the six months ended May 31, 2021, the fund purchased $560,261,000 of investment securities and sold $350,660,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended ended May 31, 2021, such purchases and sales were $172,650,000 and $84,665,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2021		Year Ended November 30, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	57,985	4,769	118,823	9,932
Issued in Lieu of Cash Distributions	5,101	420	9,771	817
Redeemed	(41,097)	(3,385)	(138,986)	(11,674)
Net Increase (Decrease)—Investor Shares	21,989	1,804	(10,392)	(925)
Admiral Shares
Issued	345,058	28,375	611,704	51,164
Issued in Lieu of Cash Distributions	44,704	3,682	79,061	6,612
Redeemed	(221,537)	(18,243)	(490,183)	(41,553)
Net Increase (Decrease)—Admiral Shares	168,225	13,814	200,582	16,223
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Pennsylvania Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Pennsylvania Long-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q772 072021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 16, 2021

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: July 16, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference